Schedule of Provision for Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Loss before income taxes	$ (323,596)	$ (232,057)
Federal and provincial statutory rates	27.00%	27.00%
Tax at statutory rates	$ (87,371)	$ (62,655)
Adjusted for the effect of:
Non-deductible expenses	49,455	2,672
Non-taxable capital gains	(845)	(175)
Income taxed at lower rates		(42,334)
Impact of foreign tax rates	4,861	(2,814)
Withholding taxes	1,061	1,165
Taxes related to prior years	3,803	(618)
Other	(290)	4,738
Income tax recovery	$ (29,326)	$ (100,021)